Stock-Based Compensation (Details 3) (Stock Options [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Compensation expense relating to stock options
Stock option compensation expense	$ 1.2	$ 2.7	$ 2.1
Income tax benefit	$ 0.5	$ 1.1	$ 0.8